Warrant Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Warrant Liabilities
Schedule of Change in Fair Value of Warrant Liabilities
	December 31 2020	December 31 2019
Beginning balance	$43	$–
Fair value on issue recognized as a financing cost	–	50
Fair value loss (gain) on revaluation	204	(7)
Fair value transferred to share capital on exercise	(247)	–
Ending balance	$–	$43